Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long Term Debt

The Company’s debt is comprised of the following:

	June 30, 2016	December 31, 2015
Revolving lines of credit	$11,229	$4,640
Loans	173,610	107,692
Capital Lease	26,047	26,082

Obligations under borrowing arrangements	210,886	138,414
Less: Current portion of long-term debt and other current borrowings	69,961	16,921
Long-term debt	$140,925	$121,493

The Company’s debt is comprised of the following:

	December 31, 2015	December 31, 2014
Revolving lines of credit	$4,640	$375
Loans	107,692	78,318
Capital Lease	26,082	15,505
Total obligations under borrowing arrangements	$138,414	$94,198
Less: Current portion of long-term debt and other current borrowings	16,921	54,925
Long-term debt	$121,493	$39,273

Schedule of Maturities of Long-term Debt	Maturities of long term debt and other current borrowings are as follows as of June 30, 2016:
2017	$69,961
2018	11,819
2019	13,352
2020	19,758
2021	27,318
Thereafter	68,678
Total	$210,886

Maturities of long term debt and other current borrowings are as follows as of December 31, 2015:

Year Ending December 31,
2016	$16,921
2017	6,876
2018	9,649
2019	14,062
2020	20,388
Thereafter	70,518
Total	$138,414

Schedule of Debt Repayment

Proceeds from debt and repayments of debt for the six months ended June 30, 2016 and 2015 are as follows:

	June 30,
	2016	2015
Proceeds from debt	$156, 200	$57,462
Repayments of debt	$(109,993)	$(49,093)

Schedule of Capital Lease	The future minimum lease payments under all capital leases at June 30, 2016 are as follows:
2017	3,180
2018	2,673
2019	3,457
2020	4,082
2021	4,303
Thereafter	8,352
Total	26,047

The future minimum lease payments under all capital leases at December 31, 2015 are as follows:

Year Ending December 31,
2016	$4,652
2017	4,005
2018	4,401
2019	4,899
2020	5,567
Thereafter	10,831
Total minimum lease payments	34,355
Amount representing interest	(8,273)
Net minimum lease payments	$26,082